Stockholders’ (Deficit) Equity and Stock-Based Compensation	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Stockholders’ (Deficit) Equity and Stock-Based Compensation
Note 12 - Stockholders’ (Deficit) Equity and Stock-Based Compensation
Prior to the Reverse Recapitalization, Legacy Volta had two classes of authorized common stock: Legacy Volta Class A common stock and Legacy Volta Class B common stock. Unvested shares issued upon early exercise of stock options for cash were not considered outstanding for accounting purposes because the employees holding these awards were not entitled to the rewards of stock ownership. There have been no early exercises other than those issued in exchange for partial recourse notes as of December 31, 2021. The holders of Legacy Volta Class A common stock were entitled to one vote per share on any matter submitted to a vote of the stockholders of the Company; holders of Legacy Volta Class B common stock were entitled to receive dividends whenever funds were legally available and when declared by the Board of Directors.
Reverse Recapitalization
On the Closing Date and in accordance with the terms and subject to the conditions of the Reverse Recapitalization, each share of the Legacy Volta Class A common stock and Legacy Volta Class B common stock, par value $0.0001 per share, was canceled and converted into the right to receive the applicable portion of the Reverse Recapitalization composed of the Company’s Class B common stock and Company's Class A common stock, par value $0.0001 per share, respectively, as determined pursuant to the share conversion ratio. The share conversion ratio is approximately 1.2135.
PIPE Financing
Concurrently with the execution of the Business Combination Agreement, certain accredited investors entered into subscription agreements, each dated February 7, 2021, pursuant to which the investors agreed to purchase 30,000,000 shares of the Company’s Class A common stock in a private placement for aggregate gross proceeds of $300.0 million.
Convertible Preferred Stock
Prior to the closing, Legacy Volta had shares of Series A, Series B, Series C, Series C-1, Series C-2, Series D, and Series D-1 convertible Preferred Stock outstanding. Upon the Closing, the outstanding shares of Legacy Volta Preferred Stock were converted into shares of Legacy Volta Class B common stock then converted into Class A common stock of the Company at approximately 1.2135 per share, the exchange ratio established in connection thereof the Reverse Recapitalization. The following summarized the Company’s Preferred Stock conversion immediately after the Reverse Recapitalization:

	Preferred Shares	Conversion Ratio	Common stock
Series A redeemable convertible Preferred Stock	7,363,856	1.2135	8,936,039
Series B redeemable convertible Preferred Stock	11,090,568	1.2135	13,458,404
Series C redeemable convertible Preferred Stock	18,581,768	1.2135	22,548,976
Series C-1 redeemable convertible Preferred Stock	665,428	1.2135	807,497
Series C-2 redeemable convertible Preferred Stock	7,675,798	1.2135	9,314,581
Series D redeemable convertible Preferred Stock	13,266,042	1.2135	16,098,342
Series D-1 redeemable convertible Preferred Stock	8,283,574	1.2135	10,052,117
Total	66,927,034		81,215,956
Company’s common stock outstanding

	Authorized Shares	Issued and Outstanding Shares
December 31, 2021
Volta Class A common stock	350,000,000	152,218,214
Volta Class B common stock	50,000,000	9,887,185
Total common stock outstanding	400,000,000	162,105,399

December 31, 2020
Volta Class A common stock	48,540,000	13,185,808
Volta Class B common stock	104,361,000	11,510,629
Total common stock outstanding	152,901,000	24,696,437
Volta Class A and Volta Class B common stock
Each holder of Volta Class A common stock has the right to one vote per share of Volta Class A common stock, and each holder of Volta Class B common stock has the right to ten votes per share of Volta Class B common stock held of record by such holder. Any dividends or distributions will be treated on a per share basis for each class. In the event a dividend is paid in the form of shares of Volta Class A common stock or Volta Class B common stock then holders of Volta Class A common stock will receive shares of Volta Class A common stock and holders of Volta Class B common stock will receive shares of Volta Class B common stock, with holders of shares of Volta Class A common stock and Volta Class B common stock receiving, on a per share basis, an identical number of shares of Volta Class A common stock or Volta Class B common stock, as applicable.
Subject to any preferential or other rights of any holders of Volta Preferred Stock then outstanding, upon the liquidation, dissolution or winding up of Volta, whether voluntary or involuntary, holders of Volta Class A common stock and Volta Class B common stock are entitled to receive ratably all assets of Volta available for distribution to its stockholders. The holders of Volta Class A and Class B common stock do not have preemptive, subscription, redemption or conversion rights. The Volta Class B common stock is convertible into shares of Volta Class A common stock on a one-to-one basis at the option of the holders or automatically upon predetermined events of the Volta Class B common stock at any time upon written notice to Volta.
Volta Preferred Stock
The Certificate of Incorporation of Volta filed with the Secretary of State of the State of Delaware on August 26, 2021, as the same may be amended, supplemented or modified from time to time provides that shares of Volta Preferred Stock may be issued from time to time in one or more series up to 10,000,000 shares. No such shares have been issued as of December 31, 2021.
Shares reserved for issuance
The Company has the following shares of common stock reserved for future issuance, on an as-if converted basis:

	December 31, 2021	December 31, 2020
Redeemable Convertible Preferred Stock	—	76,493,917
Outstanding Public Warrants	8,621,440	—
Outstanding Private Warrants	5,933,333	—
Preferred Stock Warrants	—	190,210
Common stock warrants	9,773,835	10,156,090
Options and RSUs outstanding	41,152,791	6,307,307
Shares available for grant – 2014 Equity Incentive Plan	—	14,301,980
Shares available for grant – 2021 Equity Incentive Plan	14,357,382	—
Shares available for purchase - 2021 ESPP Plan	3,715,944	—
Total shares of common stock reserved	83,554,725	107,449,504
Employee Stock Purchase Plan
In connection with the Reverse Recapitalization, effective on August 26, 2021, the Board of Directors and Tortoise Corp II’s shareholders adopted the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) to allow employees of Volta, under Section 423 of the Internal Revenue Code of 1986 (the “Code”), and its service providers (outside Section 423 of the Code) to purchase shares of Class A Common Stock at a discount through payroll deductions and to benefit from stock price appreciation, thus enhancing the alignment of employee and stockholder interests.
The 2021 ESPP allows eligible employees and service providers to purchase shares of the Company’s common stock with a percentage or maximum dollar amount discounted through payroll deductions of up to 15% of eligible employee compensation, subject to any plan limitations. The purchase price of shares of common stock acquired by eligible employees or service providers will not be less than the lesser of: (i) an amount equal to 85% of the fair market value of the shares of common stock on the offering date; or (ii) an amount equal to 85% of the fair market value of the shares of common stock on the applicable purchase date. No offerings or purchases of common stock shares have taken place as of December 31, 2021. Subject to capitalization adjustments, the 2021 ESPP provides for the issuance of up to 3,715,944 shares of common stock as of December 31, 2021.
Equity Incentive Plans
Upon the Closing Date, Volta's Board adopted a new plan (which amended and restated the prior plan), the 2021 Equity Incentive Plan (“2021 EIP”) effective as of August 26, 2021. The 2021 EIP authorizes stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”) and performance-based awards, as well as certain other awards. As of December 31, 2021, 14,357,382 shares of common stock were available and reserved for issuance under the 2021 EIP. The amount of shares available and reserved for issuance under the 2021 EIP include the shares reserved for issuance under the Legacy Volta 2014 Equity Incentive Plan (“2014 EIP”). On the first day of each fiscal year beginning with the 2022 fiscal year and ending on (and including) the first day of the 2031 fiscal year, the number of shares available for issuance under the 2021 EIP will automatically increase in an amount equal to the lesser of (i) five percent (5%) of the outstanding shares on the last day of the immediately preceding fiscal year and (ii) such number of shares determined by the Board, with such shares to be Class A common stock. Under the 2021 EIP, the Company can grant stock options, stock appreciation rights, restricted stock, RSUs and certain other awards which are settled in the form of common shares under the 2021 EIP. No further awards will be granted under the Legacy Volta 2014 EIP. Additionally, upon the Closing Date, the Board adopted the Founder Incentive Plan (“FIP”) effective August 26, 2021. The FIP authorizes the grant of up to 10,500,000 aggregate RSUs to the Company's two Founders.
Stock option activity
Stock option activity and activity regarding shares available for grant under the Plan is as follows:

	Number of options outstanding	Weighted-average exercise price per share	Weighted-average remaining contractual life	Aggregate intrinsic value
			(in years)	(in thousands)
January 1, 2020	12,890,557	$0.76	8.6	$5,836
Options granted	5,319,061	1.05
Options exercised	(259,070)	0.49
Options forfeited	(281,669)	0.97
Options expired	(110,148)	0.76
December 31, 2020	17,558,731	$0.93	8.2	$30,881
Options granted	7,248,934	3.93
Options exercised	(12,796,353)	0.79
Options forfeited	(544,526)	2.53
Options expired	(2,022)	0.73
December 31, 2021	11,464,764	$2.66	8.3	$53,695

Options vested and exercisable as of December 31, 2020	1,947,361	$0.63	7.0	$4,734
Options vested and exercisable as of December 31, 2021	4,830,158	$1.30	7.4	$29,176
The aggregate intrinsic value of employee options exercised during the years ended December 31, 2021 and 2020 was $103.4 million and $0.5 million, respectively. The intrinsic value is the difference between the fair value of the Company’s common stock at the date of the exercise and the exercise price for in-the-money options.
The weighted-average grant-date fair value of employee options granted during the years ended December 31, 2021 and 2020 was $3.56 and $0.45 per share, respectively. The weighted-average grant-date fair value of employee options forfeited during the years ended December 31, 2021 and 2020 was $2.20 and $0.38 per share, respectively. The weighted-average grant-date fair value of options that vested during the years ended December 31, 2021 and 2020 was $1.20 and $0.30 per share, respectively. The total fair value of options vested during the years ended December 31, 2021 and 2020 was $7.1 million and $0.9 million, respectively.
RSUs
In accordance with the FIP, the Company granted 10,500,000 RSUs to the founder and co-founder in August 2021. The fair value of the RSUs is measured on the grant date based on the value of the shares on the Closing Date. These grants vest on the earlier of January 1, 2022 or a qualified termination as defined in the FIP. The FIP was adopted upon Closing to replace that certain Volta Management Carve-Out Plan (the "Carve-Out-Plan"), pursuant to which in the event of a "liquidity transaction" (as defined in the Carve-Out Plan), Mr. Mercer and Mr. Wendel would each be eligible to receive 2% of the "aggregate proceeds" (as defined in the Carve-Out Plan), subject to their execution of a release of claims in favor of Legacy Volta. The terms and conditions of the FIP and the grant of RSUs to Mr. Mercer and Mr. Wendel were proposed to be adopted in exchange for the termination of the Carve-Out Plan, and such proposal was approved by the shareholders of TortoiseCorp II.
In accordance with the 2021 EIP, the Company granted RSUs to certain officers, executives, new hires, and key employees in November 2021 and December 2021. The fair value of the RSUs is measured on the grant date based on the closing price for the Company’s common stock. Typically, these grants vest over a three-year period from the date of issuance.
In addition to RSUs granted with service-based vesting conditions, the Company also granted RSUs with performance-based and market-based vesting conditions. Performance-based RSUs vest on the date that the Company achieves the targets specified within the grant agreements. The fair value of the awards is measured on the grant date based on the closing price of the Company’s common stock. The Company also granted RSUs with market-based vesting conditions to certain executives and designated employees in November and December 2021. Market-based RSUs vest on the date that the Company's stock price reaches certain thresholds specified within the grant agreements. The fair value of RSUs with market-based vesting conditions is measured on the grant date using a BLM. The requisite service period is also determined through the use of a BLM. Compensation cost associated with awards granted with market-based vesting conditions is recognized using an accelerated attribution method over the requisite service period even if the market condition is never satisfied.
A summary of the RSU activity for the year ended December 31, 2021 was as follows:

	Number of shares	Weighted-average grant date fair value
January 1, 2021	—	$—
RSUs granted	29,763,009	$10.70
RSUs vested	—	$—
RSUs forfeited	(75,000)	$12.10
December 31, 2021	29,688,009	$10.70
The weighted-average grant-date fair value of RSUs granted during the twelve months ended December 31, 2021 was $10.70 per share.
In addition to the awards outlined above, the Company approved the grant of 111,168 market-based RSUs and 1,349,591 service-based RSUs that were not yet communicated to employees as of December 31, 2021. As a result, these awards were not considered granted for accounting purposes during the year ended December 31, 2021.
Restricted Stock Awards
In accordance with the 2014 EIP, the Company granted restricted stock awards (“RSAs”) to certain officers in February 2021. The fair value of the RSAs is measured on the grant date based on the closing price for the Company’s common stock. These awards vested immediately on the date of issuance.
A summary of the restricted stock award activity for the year ended December 31, 2021 was as follows:

	Number of shares	Weighted-average grant date fair value
January 1, 2021
RSAs granted	6,916,950	$5.82
RSAs vested	(6,916,950)	$5.82
RSAs forfeited	—	$—
December 31, 2021	—	$—
Stock-based compensation
Stock-based compensation for options is estimated using the Black-Scholes option pricing model on the date of grant. The fair value of all options is amortized on a ratable basis over the required service periods of the awards, which are generally the vesting periods.
The weighted-average assumptions that were used in calculating such values during the years ended December 31, 2021 and 2020 were as follows:

	Year ended December 31,
	2021	2020
Expected dividend yield	—%	—%
Risk-free interest rate	0.7%	0.8%
Expected volatility	60.4%	48.1%
Expected term (in years)	5.8	6.0
The Company has limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. Therefore, the expected term of options granted is based on the “simplified method” of expected life.
The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
As the Company does not have a trading history for its common stock prior to the Reverse Recapitalization, the expected stock price volatility for the Company’s common stock was estimated by taking the historic stock price volatility for industry peers based on their price observations over a period equivalent to the expected term of the stock option grants. The Company has no history or expectation of paying cash dividends on its common stock.
In accordance with the 2021 FIP and EIP, the Company has granted RSUs that are subject to service-based vesting conditions, performance-based vesting conditions and market-based vesting conditions established by the Company’s Compensation Committee at the grant date. Compensation cost for the performance-based RSUs is recognized over the requisite service period if it is probable that the performance condition will be satisfied. The Company interprets the term “probable” to represent a greater than 70% likelihood that an event will occur. As of December 31, 2021, the Company determined that it is not probable that the performance conditions would be satisfied and has not recorded compensation cost associated with the performance-based awards.
Compensation cost associated with market-based RSUs is recognized over the requisite service period using the accelerated attribution method even if the market condition is never satisfied. As of December 31, 2021, the Company recognized $21.6 million in compensation costs associated with market-based RSUs.
The unrecognized compensation expense related to stock options and RSUs was $17.4 million and $196.5 million, at December 31, 2021 respectively, and is expected to be recognized over a weighted average period of 1.3 years and 1.65 years, respectively.
The Company estimated the fair value of its market-based RSUs on the grant date using a BLM incorporating the assumptions noted in the table below:

Year ended December 31, 2021
Expected dividend yield	—%
Risk-free interest rate	1.3%
Expected volatility	95.0%
Expected term (in years)	4.8
Correction of material error
On March 22, 2022, the Company filed Amendment No.1 on Form 10-Q/A to amend its Quarterly Report on Form 10-Q for the quarterly period September 30, 2021 filed on November 12, 2021. The Amendment No.1 restated previously issued unaudited interim condensed consolidated financial statements as result of an improper assessment of the accounting grant date of certain Company's RSUs, resulting in an understatement of stock-based compensation for the three and nine months ended September 30, 2021. Stock-based compensation expense for these RSUs should have been recognized during the reporting period ending September 30, 2021 as the accounting grant date for these grants occurred during that period.
Significant modifications
In July 2021, in connection with the resignation of the Company’s former chief financial officer, the Board of Directors approved the acceleration of 458,314 unvested stock options on the date of her resignation. The exercise period for 140,000 of the options not previously exercised with partial recourse notes was extended such that the vested shares will remain outstanding and exercisable through the original 10-year term of each respective option. The maturity date of the partial recourse notes issued in exchange for early exercises was also extended from the termination date of July 31, 2021 to December 15, 2021. The Company recorded incremental stock-based compensation expense of approximately $2.4 million for this combination of stock option modifications.
In addition, in August 2021, the Board of Directors approved the acceleration of all 110,418 stock options for two individuals in connection with their terminations. The modified options post-termination exercise period was extended such that the vested shares will remain outstanding and exercisable through the original 10-year term. The Company recorded incremental stock-based compensation expense of approximately $0.5 million for these stock option modifications.
The stock option modifications were measured as the excess of the fair value of the modified awards over the fair value of the original awards immediately before the modifications. The incremental stock-based compensation was recorded in selling, general and administrative expense, on the consolidated statement of operations for the year ended December 31, 2021.
Compensation expense
Compensation expense related to stock-based awards was recorded in selling, general and administrative in the accompanying consolidated statements of operations and comprehensive loss for $174.0 million and $5.3 million for the years ended December 31, 2021 and 2020, respectively.
Partial recourse promissory notes
As of December 31, 2021 and 2020, the Company had $0.2 million and $10.4 million of promissory notes outstanding from employees and former employees, issued for 186,124 and 1,036,124 restricted stock purchases of Legacy Volta Class A common stock, respectively, and 365,605 and 11,147,195 shares of stock options exercisable for Legacy Volta Class B common stock, respectively. The two remaining outstanding promissory notes for the exercise of stock options represent the aggregate exercise price of the options and carry an interest rate of 2.26%, and the principal and interest are due upon the earlier of (i) the tenth anniversary of the note’s issuance, or (ii) the date of a change of control. The promissory notes issued are collateralized by the shares issued in exchange for the note and were considered to be partial recourse as they may be surrendered at the then fair market value of a share of common stock as determined by the Board. The remainder up to 50% of the value of the original principal of the notes is collateralized by the assets of the borrowers. The amount payable is not limited to the fair value of the shares at the time of default or maturity. As such, the shares are not considered exercised for accounting purposes and the shares issued are not reflected as outstanding in the consolidated financial statements until the notes are repaid and the underlying stock options have vested.
During the year ended December 31, 2020, two employees transferred and sold fully vested 855,688 shares of Class B Common Stock at a price of $7.01 per share and the Company recognized $0.4 million for the portion of the partial recourse promissory note issued in December 2016 corresponding to the sold shares in notes receivable - employee on the consolidated balance sheets.
The promissory notes with current employees were required to be settled upon the Closing. The notes associated with three former employees were not required to be settled upon the change of control and going public and two remain outstanding as of December 31, 2021 in accordance with the terms of each respective note.
Note 11 - Stockholders’ (Deficit) Equity and Stock-Based Compensation
Prior to the Reverse Recapitalization, Legacy Volta had two classes of authorized common stock: Legacy Volta Class A common stock and Legacy Volta Class B common stock. Unvested shares issued upon early exercise were not considered outstanding for accounting purposes because the employees holding these awards were not entitled to the rewards of stock ownership. The holders of Legacy Volta Class A common stock were entitled to one vote per share on any matter submitted to a vote of the stockholders of the Company; holders of Legacy Volta Class B common stock were entitled to receive dividends whenever funds were legally available and when declared by the Board of Directors.
Reverse recapitalization
On the Closing Date and in accordance with the terms and subject to the conditions of the Reverse Recapitalization, each share of the Legacy Volta Class A common stock and Legacy Volta Class B common stock, par value $0.0001 per share, was canceled and converted into the right to receive the applicable portion of equity in the Reverse Recapitalization composed of the Company’s Class B common stock and Company's Class A common stock, par value $0.0001 per share, respectively, as determined pursuant to the share conversion ratio. The share conversion ratio is approximately 1.2135.
PIPE Financing
Concurrently with the execution of the Business Combination Agreement, certain accredited investors entered into subscription agreements, each dated February 7, 2021, pursuant to which the investors agreed to purchase 30,000,000 shares of Company’s Class A common stock in a private placement for aggregate gross proceeds of $300.0 million.
Convertible preferred stock
Prior to the closing, Legacy Volta had shares of Series A, Series B, Series C, Series C-1, Series C-2, Series D, and Series D-1 convertible preferred stock outstanding. Upon the Closing, the outstanding shares of Legacy Volta preferred stock were converted into shares of Legacy Volta Class B common stock then converted into Class A common stock of the Company at approximately 1.2135 per share, the exchange ratio established in connection thereof the Reverse Recapitalization. The following summarized the Company’s preferred stock conversion immediately after the Reverse Recapitalization:

	Preferred Shares	Conversion Ratio	Common Stock
Series A redeemable convertible preferred stock	7,363,856	1.2135	8,936,039
Series B redeemable convertible preferred stock	11,090,568	1.2135	13,458,404
Series C redeemable convertible preferred stock	18,581,768	1.2135	22,548,975
Series C-1 redeemable convertible preferred stock	665,428	1.2135	807,497
Series C-2 redeemable convertible preferred stock	7,675,798	1.2135	9,314,581
Series D redeemable convertible preferred stock	13,266,042	1.2135	16,098,342
Series D-1 redeemable convertible preferred stock	8,283,574	1.2135	10,052,117
Total	66,927,034		81,215,955
Company’s common stock outstanding

	Authorized Shares	Issued and Outstanding Shares
March 31, 2022
Volta Class A common stock	350,000,000	161,849,487
Volta Class B common stock	50,000,000	395,335
Total common stock outstanding	400,000,000	162,244,822
December 31, 2021
Volta Class A common stock	350,000,000	152,218,214
Volta Class B common stock	50,000,000	9,887,185
Total common stock outstanding	400,000,000	162,105,399
Volta Class A and Volta Class B common stock
Each holder of Volta Class A common stock has the right to one vote per share of Volta Class A common stock, and each holder of Volta Class B common stock has the right to ten votes per share of Volta Class B common stock held of record by such holder. Any dividends or distributions will be treated on a per share basis for each class. In the event a dividend is paid in the form of shares of Volta Class A common stock or Volta Class B common stock then holders of Volta Class A common stock will receive shares of Volta Class A common stock and holders of Volta Class B common stock will receive shares of Volta Class B common stock, with holders of shares of Volta
Class A common stock and Volta Class B common stock receiving, on a per share basis, an identical number of shares of Volta Class A common stock or Volta Class B common stock, as applicable.
Subject to any preferential or other rights of any holders of Volta preferred stock then outstanding, upon the liquidation, dissolution or winding up of Volta, whether voluntary or involuntary, holders of Volta Class A common stock and Volta Class B common stock are entitled to receive ratably all assets of Volta available for distribution to its stockholders. The holders of Volta Class A and Class B common stock do not have preemptive, subscription, redemption or conversion rights. The Volta Class B common stock is convertible into shares of Volta Class A common stock on a one-to-one basis at the option of the holders or automatically upon predetermined events of the Volta Class B common stock at any time upon written notice to Volta.
Volta preferred stock
The Certificate of Incorporation of Volta filed with the Secretary of State of the State of Delaware on August 26, 2021, as the same may be amended, supplemented or modified from time to time provides that shares of Volta preferred stock may be issued from time to time in one or more series up to 10,000,000 shares. No such shares have been issued as of March 31, 2022.
Shares reserved for issuance
The Company has the following shares of common stock reserved for future issuance, on an as-if converted basis:

	March 31, 2022	December 31, 2021
Outstanding Public Warrants	8,621,440	8,621,440
Outstanding Private Warrants	5,933,333	5,933,333
Common stock warrants	9,773,835	9,773,835
Options and RSUs outstanding	30,776,622	41,152,791
Shares available for grant – 2021 Equity Incentive Plan	21,720,450	14,357,382
Shares available for purchase - 2021 ESPP Plan	3,715,944	3,715,944
Total shares of common stock reserved	80,541,624	83,554,725
Employee stock purchase plan
In connection with the Reverse Recapitalization, effective on August 26, 2021, the Board of Directors and Tortoise Corp II’s shareholders adopted the 2021 Employee Stock Purchase Plan (the "2021 ESPP") to allow employees of Volta, under Section 423 of the Internal Revenue Code of 1986 (the "Code"), and its service providers (outside Section 423 of the Code) to purchase shares of Class A common stock at a discount through payroll deductions and to benefit from stock price appreciation, thus enhancing the alignment of employee and stockholder interests.
The 2021 ESPP allows eligible employees and service providers to purchase shares of the Company’s common stock with a percentage or maximum dollar amount discounted through payroll deductions of up to 15.0% of eligible employee compensation, subject to any plan limitations. The purchase price of shares of common stock acquired by eligible employees or service providers will not be less than the lesser of: (i) an amount equal to 85.0% of the fair market value of the shares of common stock on the offering date; or (ii) an amount equal to 85.0% of the fair market value of the shares of common stock on the applicable purchase date. No offerings or purchases of common stock shares have taken place as of March 31, 2022. Subject to capitalization adjustments, the 2021 ESPP provides for the issuance of up to 3,715,944 shares of common stock as of March 31, 2022.
Equity incentive plans
Upon the Closing Date, Volta's Board adopted a new plan (which amended and restated the prior plan), the 2021 Equity Incentive Plan ("2021 EIP") effective as of August 26, 2021. The 2021 EIP authorizes stock options, stock appreciation rights, restricted stock, restricted stock units ("RSUs") and performance-based awards, as well as certain other awards. As of March 31, 2022, 21,720,450 shares of common stock were available and reserved for issuance under the 2021 EIP. The amount of shares available and reserved for issuance under the 2021 EIP include the shares reserved for issuance under the Legacy Volta 2014 Equity Incentive Plan ("2014 EIP"). On the first day of each fiscal year beginning with the 2022 fiscal year and ending on (and including) the first day of the 2031 fiscal year, the number of shares available for issuance under the 2021 EIP will automatically increase in an amount equal to the lesser of (i) five percent (5.0%) of the outstanding shares on the last day of the immediately preceding fiscal year and (ii) such number of shares determined by the Board, with such shares to be Class A common stock. Under the 2021 EIP, the Company can grant stock options, stock appreciation rights, restricted stock, RSUs and certain other awards which are settled in the form of common shares under the 2021 EIP. No further awards will be granted under the Legacy Volta 2014 EIP. Additionally, upon the Closing Date, the Board adopted the Founder Incentive Plan ("FIP') effective August 26, 2021. The FIP authorizes the grant of up to 10,500,000 RSUs in the aggregate to Scott Mercer and Christopher Wendel, to the Company's two founders (the "Founders").
Stock option activity
Stock option activity and activity regarding shares available for grant under the Plan is as follows:

	Number of options outstanding	Weighted-average exercise price per share	Weighted-average remaining contractual life	Aggregate intrinsic value
			(in years)	(in thousands)
January 1, 2021	17,558,731	$0.93	8.2	$30,881
Options granted	7,248,934	3.93
Options exercised	(12,796,353)	0.79
Options forfeited	(544,526)	2.53
Options expired	(2,022)	0.73
December 31, 2021	11,464,764	$2.66	8.3	$53,695
Options granted	—	$—	$—	$—
Options exercised	(139,423)	1.04	—	—
Options forfeited	(335,424)	$5.04	$—	$—
Options expired	(38,651)	0.83	—	—
March 31, 2022	10,951,266	$2.61	6.8	$12,532

Options vested and exercisable as of December 31, 2021	4,830,158	$1.30	7.4	$29,176
Options vested and exercisable as of March 31, 2022	5,466,700	1.54	6.1	8,607,549
The aggregate intrinsic value of employee options exercised during the three months ended March 31, 2022 and 2021 was $0.2 million and $3.0 million, respectively. The intrinsic value is the difference between the fair value of the Company’s common stock at the date of the exercise and the exercise price for in-the-money options.
The weighted-average grant-date fair value of employee options granted during the three months ended March 31, 2021 was $3.94 per share. There were no employee options granted during the three months ended March 31, 2022. The weighted-average grant-date fair value of employee options forfeited during the three months ended March 31, 2022 and 2021 was $3.44 and $1.41 per share, respectively. The weighted-average grant-date fair value of options that vested during the three months ended March 31, 2022 and 2021 was $2.59 and $3.23 per share, respectively. The total fair value of options vested during the three months ended March 31, 2022 and 2021 was $3.8 million and $8.3 million, respectively.
RSUs
In accordance with the FIP, the Company granted 10,500,000 RSUs in Class B Common shares to the Founders in August 2021. The fair value of those RSUs is measured on the grant date based on the value of the shares on the Closing Date. These awards vested on January 1, 2022, and were settled on April 1, 2022, into an equal number of shares of Class A Common Stock in accordance with the terms of the Separation Agreements entered into on March 26, 2021 with the Founders which resulted in the conversion of all Class B Common Stock held by the former executives into Class A Common Stock. In settling the RSUs granted under the FIP into Class A shares, the Company performed a net settlement transaction, withholding 2,579,585 and 2,577,541 shares from Mr. Mercer and Mr. Wendel, respectively, for tax withholding purposes, resulting in a net delivery from those RSUs of 2,670,415 and 2,672,459 shares of Class A stock to Mr. Mercer and Mr. Wendel, respectively. The FIP was adopted upon Closing to replace that certain Volta Management Carve-Out Plan (the "Carve-Out-Plan"), pursuant to which in the event of a "liquidity transaction" (as defined in the Carve-Out Plan), Mr. Mercer and Mr. Wendel would each be eligible to receive 2.0% of the "aggregate proceeds" (as defined in the Carve-Out Plan), subject to their execution of a release of claims in favor of Legacy Volta. The terms and conditions of the FIP and the grant of RSUs to Mr. Mercer and Mr. Wendel were proposed to be adopted in exchange for the termination of the Carve-Out Plan, and such proposal was approved by the shareholders of TortoiseCorp II.
In accordance with the 2021 EIP, beginning in the fourth quarter of 2021, the Company granted RSUs to certain officers, executives, new hires, and key employees. The fair value of those RSUs is measured on the grant date based on the closing price for the Company’s common stock. Typically, these grants vest over a three-year period from the date of issuance.
In addition to RSUs granted with service-based vesting conditions, the Company also granted RSUs with performance-based and market-based vesting conditions. Performance-based RSUs vest on the date that the Company achieves the performance targets specified within the grant agreements. The fair value of the awards is measured on the grant date based on the closing price of the Company’s common stock. There are no remaining performance-based RSUs outstanding as of March 31, 2022 as all previously granted performance-based RSUs were forfeited during the three months ended March 31, 2022 prior to achievement of the performance targets.
The Company also granted RSUs with market-based vesting conditions to certain executives and designated employees. Market-based RSUs vest on the date that the Company's stock price reaches certain thresholds specified within the grant agreements. The fair value of RSUs with market-based vesting conditions is measured on the grant date using a BLM. The requisite service period is also determined through the use of a BLM. Compensation cost associated with awards granted with market-based vesting conditions is recognized using an accelerated attribution method over the requisite service period even if the market condition is never satisfied.
A summary of the RSU activity for the three months ended March 31, 2022 was as follows:

	Number of shares	Weighted-average grant date fair value
January 1, 2021	—	$—
RSUs granted	29,763,009	10.70
RSUs vested	—	—
RSUs forfeited	(75,000)	12.10
December 31, 2021	29,688,009	10.70
RSUs granted	9,172,637	3.69
RSUs vested	(10,500,000)	9.30
RSUs forfeited	(8,535,290)	10.63
March 31, 2022	19,825,356	5.24
RSUs vested, not yet released as of March 31, 2022	10,500,000	$9.30
The weighted-average grant-date fair value of RSUs granted during the three months ended March 31, 2022 was $3.69 per share.
Included in the RSUs granted during the three months ended March 31, 2022 were 111,168 market-based RSUs and 1,340,974 service-based RSUs that were previously approved in December 2021, for which the grant date was not established until Q1 2022.
In addition to the awards outlined above, the Company approved the grant of 1,055,773 service-based RSUs that were not yet communicated to employees as of March 31, 2022. As a result, these awards were not considered granted for accounting purposes during the quarter ended March 31, 2022.
Restricted stock awards
In accordance with the 2014 EIP, the Company granted restricted stock awards ("RSAs") to certain officers in February 2021. The fair value of the RSAs is measured on the grant date based on the closing price for the Company’s common stock. These awards vested immediately on the date of issuance. There have been no RSAs granted during the three months ended March 31, 2022.
Stock-based compensation
Stock-based compensation is estimated using the Black-Scholes option pricing model on the date of grant. The fair value of all options is amortized on a ratable basis over the required service periods of the awards, which are generally the vesting periods.
The weighted-average assumptions that were used in calculating such values during the three months ended March 31, 2021 were as follows:

Three Months Ended March 31, 2021
Expected dividend yield	—%
Risk-free interest rate	0.6%
Expected volatility	57.7%
Expected term (in years)	5.8
There were no options granted during the three months ended March 31, 2022 and therefore no fair value calculations required.
The Company has limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. Therefore, the expected term of options granted is based on the "simplified method" of expected life.
The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
As the Company does not have a trading history for its common stock prior to the Reverse Recapitalization, the expected stock price volatility for the Company’s common stock was estimated by taking the historic stock price volatility for industry peers based on their price observations over a period equivalent to the expected term of the stock option grants. The Company has no history or expectation of paying cash dividends on its common stock. As of March 31, 2022 and 2021, the Company had unrecognized employee stock-based compensation expense of $14.7 million and $14.1 million, respectively, related to unvested stock awards not yet recognized, which is expected to be recognized over an estimated weighted-average period of approximately 1.3 years and 3.6 years, respectively.
In accordance with the 2021 FIP and EIP, the Company has granted RSUs that are subject to service-based vesting conditions, performance-based vesting conditions and market-based vesting conditions established by the Company’s Compensation Committee at the grant date. No compensation cost has been or will be recognized for the performance-based RSUs as they were forfeited entirely on March 26, 2022 prior to achievement.
Compensation cost associated with market-based RSUs is recognized over the requisite service period using the accelerated attribution method even if the market condition is never satisfied. As of March 31, 2022, the Company recognized $8.0 million, in compensation costs associated with market-based RSUs.
The unrecognized compensation expense related to RSUs was $56.7 million at March 31, 2022 and is expected to be recognized over a weighted average period of 2.68 years.
The Company estimated the fair value of its market-based RSUs on the grant date using a BLM incorporating the assumptions noted in the table below:

Three Months Ended March 31, 2022
Expected dividend yield	—%
Risk-free interest rate	1.5%
Expected volatility	90.0%
Expected term (in years)	4.6
Significant modifications
On March 26, 2022, Scott Mercer and Chris Wendel (the "Executives") resigned from the Company’s board of directors (the “Board”), and Mr. Wendel also resigned as an employee and officer of the Company. Mr. Mercer’s resignation as an employee and officer of the Company was effective as of April 15, 2022.
In accordance with the Separation Agreements, unvested RSU awards with market-based vesting conditions, 5,250,000 of which were held by Mr. Mercer and 4,500,000 of which were held by Mr. Wendel, granted on November 15, 2021 were modified on their respective termination dates to eliminate the service requirement (to be an active employee on the date of achievement of the market condition). Additionally, the unvested stock options held by Mr. Mercer as of April 15, 2022 were modified to accelerate the vesting and vest in full on April 15, 2022. With the exception of one option grant held by Mr. Mercer, all of the stock options for the Founders had previously been exercised with partial recourse notes which were settled prior to the completion of the Reverse Recapitalization. The unvested portion of those early exercised option grants was also modified to accelerate vesting as of each Founder’s termination date; the effect of this modification was to release the repurchase right for those early exercised options. The stock option and market-based RSU modifications were measured as the excess of the fair value of the modified awards over the fair value of the original awards immediately before the modifications. The fair values immediately after these modifications were determined using a BLM for the market-based RSUs, the Black-Scholes model for the unexercised stock option for Mr. Mercer, and the closing price of the Company's common stock on the modification date for the shares already held by the Founders through exercise with and settlement of partial recourse notes, released from the repurchase right under the respective early exercise agreements.
The incremental stock-based compensation expense relating to these modifications has been or will be recorded in full in the period of each Founder's respective termination as there is no further service requirement from either Founder. Further, the Company has reversed expense previously recorded for the market-based RSUs in accordance with ASC 718 as the awards were unvested and effectively forfeited and replaced by new market-based RSUs with no service requirement before the completion of the derived requisite service period of the original awards. The components of stock-based compensation expense recorded with respect to the modified awards for Mr. Wendel is as follows for the three months ended March 31, 2022:

Three Months Ended March 31, 2022
Reversal of previously recorded market-based RSU expense	$(9,879)
Incremental expense for modified market-based RSUs	$13,290
Incremental expense for modified stock options	$3,662
Total stock-based compensation expense	$7,073
For Mr. Mercer's stock options, the Company continued to record stock-based compensation expense of $0.1 million, based on the original fair values of the awards for the three months ended March 31, 2022 for the awards that continued to vest until his termination date of April 15, 2022. The components of stock-based compensation expense recorded with respect to the modified awards for Mr. Mercer is as follows for the three months ended March 31, 2022:

Three Months Ended March 31, 2022
Reversal of previously recorded market-based RSU expense	$(11,526)
Incremental expense for modified market-based RSUs	$15,505
Incremental expense for modified stock options	$863
Total stock-based compensation expense	$4,842
The Company will recognize additional stock-based compensation expense of $2.6 million during the three months ending June 30, 2022 for the stock option modifications for which continuing service was required between the severance agreement date and termination date.
The Company obtained a Monte Carlo valuation as of the modification date to calculate the incremental expense for the market-based RSUs. The assumptions that were used in calculating such values during the three months ended March 31, 2022 were as follows:

Valuation as of March 26, 2022
Expected dividend yield	—%
Risk-free interest rate	2.5%
Expected volatility	90.0%
Expected term (in years)	4.4
All other outstanding unvested equity awards held by the Founders, consisting of 4,000,000 RSUs granted in the fourth quarter of 2021 and 923,695 RSUs granted in the first quarter of 2022 to Mr. Mercer and 2,750,000 RSUs granted in the fourth quarter of 2021 and 742,972 RSUs granted in the first quarter of 2022 to Mr. Wendel were forfeited as of March 26, 2022. This resulted in the reversal of previously recognized stock-based compensation expense of approximately $0.7 million for Mr. Wendel and $1.0 million for Mr. Mercer related to the grants of RSUs for the three months ended March 31, 2022.
The incremental stock-based compensation and reversal of previously recorded stock-based compensation was recorded in selling, general and administrative, on the condensed consolidated statement of operations for the three months ended March 31, 2022 and 2021.
Compensation expense
Compensation expense related to stock-based awards was recorded in selling, general and administrative in the accompanying condensed consolidated statements of operations and comprehensive loss for $16.5 million and $45.5 million for the three months ended March 31, 2022 and 2021, respectively.
Partial recourse promissory notes
As of March 31, 2022 and December 31, 2021, the Company had $0.2 million of promissory notes outstanding from former employees, issued for 186,124 restricted stock purchases of Legacy Volta Class A common stock and 365,605 shares of stock options exercisable for Legacy Volta Class B common stock. The three remaining outstanding promissory notes to two former employees for the exercise of stock options represent the aggregate exercise price of the options and carry an interest rate of 2.3%, and the principal and interest are due upon the earlier of (i) the tenth anniversary of the note’s issuance, or (ii) the date of a change of control. The promissory notes issued are collateralized by the shares issued in exchange for the note and were considered to be partial recourse as they may be surrendered at the then fair market value of a share of common stock as determined by the Board. The remainder up to 50.0% of the value of the original principal of the notes is collateralized by the assets of the borrowers. The amount payable is not limited to the fair value of the shares at the time of default or maturity. As such, the shares are not considered exercised for accounting purposes and the shares issued are not reflected as outstanding in the condensed consolidated financial statements until the notes are repaid and the underlying stock options have vested.